Schedule of Investments (unaudited)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	2,700	$60,776
Konoike Transport Co. Ltd.	2,700	27,578
Maruwa Unyu Kikan Co. Ltd.	2,700	37,566
Mitsui-Soko Holdings Co. Ltd.	900	18,642
SBS Holdings Inc.	1,800	50,708
		195,270
Auto Components — 3.3%
Daikyonishikawa Corp.	2,700	18,564
Eagle Industry Co. Ltd.	1,800	18,303
Exedy Corp.	2,700	39,268
FCC Co. Ltd.	2,700	41,586
Futaba Industrial Co. Ltd.	4,500	20,307
G-Tekt Corp.	1,800	24,456
Ichikoh Industries Ltd.	2,700	17,603
JTEKT Corp.	17,100	176,192
KYB Corp.	1,800	62,353
Musashi Seimitsu Industry Co. Ltd.	3,600	71,784
NGK Spark Plug Co. Ltd.	12,600	196,703
NHK Spring Co. Ltd.	15,300	121,386
Nifco Inc./Japan.	6,300	213,014
Nippon Seiki Co. Ltd.	3,600	36,518
NOK Corp.	7,200	87,620
Pacific Industrial Co. Ltd.	3,600	38,548
Piolax Inc.	2,700	35,678
Shoei Co. Ltd.	1,800	64,207
Sumitomo Riko Co. Ltd.	2,700	16,396
Sumitomo Rubber Industries Ltd.	13,500	173,246
Tachi-S Co. Ltd.	2,700	31,321
Tokai Rika Co. Ltd.	3,600	57,353
Topre Corp.	2,700	40,175
Toyo Tire Corp.	9,000	179,196
Toyoda Gosei Co. Ltd.	5,400	136,465
Toyota Boshoku Corp.	5,400	103,398
TPR Co. Ltd.	1,800	23,735
TS Tech Co. Ltd.	7,200	102,207
Unipres Corp.	2,700	23,078
Yokohama Rubber Co. Ltd. (The)	9,900	197,604
		2,368,264
Automobiles — 0.3%
Mitsubishi Motors Corp.(a)	54,900	150,792
Nissan Shatai Co. Ltd.	5,400	34,734
		185,526
Banks — 4.0%
77 Bank Ltd. (The)	4,700	56,542
Aomori Bank Ltd. (The)	1,800	35,497
Aozora Bank Ltd.	9,900	222,168
Awa Bank Ltd. (The)	2,700	50,462
Bank of Kyoto Ltd. (The)	4,500	220,413
Bank of Nagoya Ltd. (The)	900	21,673
Bank of Okinawa Ltd. (The)	1,800	42,325
Chugoku Bank Ltd. (The)	11,700	91,165
Daishi Hokuetsu Financial Group Inc.	2,700	58,113
Fukuoka Financial Group Inc.	13,500	245,309
Gunma Bank Ltd. (The)	28,800	92,150
Hachijuni Bank Ltd. (The)	29,700	100,126
Hirogin Holdings Inc.	22,500	119,822
Hokkoku Bank Ltd. (The)	1,800	37,858
Hokuhoku Financial Group Inc.	9,900	78,705
Security	Shares	Value

Banks (continued)
Hyakugo Bank Ltd. (The)	16,200	$45,963
Hyakujushi Bank Ltd. (The)	1,800	23,737
Iyo Bank Ltd. (The)	18,900	99,074
Juroku Bank Ltd. (The)	2,700	48,559
Keiyo Bank Ltd. (The)	9,000	33,609
Kiyo Bank Ltd. (The)	4,500	59,197
Kyushu Financial Group Inc.	28,800	107,244
Mebuki Financial Group Inc.	81,900	172,505
Musashino Bank Ltd. (The)	1,800	27,731
Nanto Bank Ltd. (The)	1,800	30,357
Nishi-Nippon Financial Holdings Inc.	9,900	60,646
North Pacific Bank Ltd.	20,700	45,834
Ogaki Kyoritsu Bank Ltd. (The)	2,700	45,763
San-in Godo Bank Ltd. (The)	11,700	55,698
Senshu Ikeda Holdings Inc.	16,200	23,577
Seven Bank Ltd.	48,600	100,240
Shiga Bank Ltd. (The)	2,700	49,469
Shinsei Bank Ltd.	10,800	166,960
Suruga Bank Ltd.	13,500	43,416
Toho Bank Ltd. (The)	15,300	28,508
TOMONY Holdings Inc.	9,900	26,707
Yamaguchi Financial Group Inc.	16,000	92,937
		2,860,059
Beverages — 0.6%
Coca-Cola Bottlers Japan Holdings Inc.	9,900	161,858
Sapporo Holdings Ltd.	5,400	105,037
Takara Holdings Inc.	11,700	153,802
		420,697
Biotechnology — 0.5%
AnGes Inc.(a)	9,900	92,372
GNI Group Ltd.(a)	3,697	71,370
Healios KK(a)	1,800	27,294
Modalis Therapeutics Corp.(a)	900	11,167
Pharma Foods International Co. Ltd.	1,800	51,367
SanBio Co. Ltd.(a)	2,700	35,401
Takara Bio Inc.	3,600	97,683
		386,654
Building Products — 1.2%
Aica Kogyo Co. Ltd.	4,500	158,820
Bunka Shutter Co. Ltd.	4,500	44,331
Central Glass Co. Ltd.	1,800	34,135
Nichias Corp.	4,500	111,180
Nichiha Corp.	1,800	47,413
Nippon Sheet Glass Co. Ltd.(a)	7,200	39,546
Nitto Boseki Co. Ltd.	1,800	56,296
Noritz Corp.	1,800	31,244
Sanwa Holdings Corp.	15,300	183,555
Sekisui Jushi Corp.	1,800	33,862
Shin Nippon Air Technologies Co. Ltd.	900	16,612
Sinko Industries Ltd.	1,800	31,107
Takara Standard Co. Ltd.	1,800	26,121
Takasago Thermal Engineering Co. Ltd.	3,600	58,730
		872,952
Capital Markets — 1.0%
GMO Financial Holdings Inc.	2,700	20,179
JAFCO Group Co. Ltd.	2,700	194,418
M&A Capital Partners Co. Ltd.(a)	900	37,766
Marusan Securities Co. Ltd.	4,500	26,655
Matsui Securities Co. Ltd.	9,900	74,822

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Monex Group Inc.	12,600	$92,808
Okasan Securities Group Inc.	11,700	46,085
SPARX Group Co. Ltd.	7,200	18,332
Strike Co. Ltd.	900	34,269
Tokai Tokyo Financial Holdings Inc.	15,300	56,421
Uzabase Inc.(a)	1,800	41,344
WealthNavi Inc.(a)	1,800	69,433
		712,532
Chemicals — 6.7%
Adeka Corp.	6,300	110,284
Air Water Inc.	15,300	254,697
C.I. Takiron Corp.	3,600	19,238
Chugoku Marine Paints Ltd.	3,600	28,053
Daicel Corp.	20,700	163,537
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	900	18,793
Denka Co. Ltd.	6,300	231,770
DIC Corp.	6,300	159,490
Fujimi Inc.	1,800	81,976
Fujimori Kogyo Co. Ltd.	900	33,659
Fuso Chemical Co. Ltd.	1,800	64,113
JCU Corp.	1,800	58,264
JSP Corp.	900	13,598
Kaneka Corp.	3,600	145,883
Kanto Denka Kogyo Co. Ltd.	3,600	31,598
KeePer Technical Laboratory Co. Ltd.	900	18,800
KH Neochem Co. Ltd.	2,700	68,636
Konishi Co. Ltd.	2,700	37,540
Kumiai Chemical Industry Co. Ltd.	6,349	47,749
Kuraray Co. Ltd.	24,300	250,012
Kureha Corp.	900	51,904
Lintec Corp.	3,600	78,884
Nihon Nohyaku Co. Ltd.	2,700	12,797
Nihon Parkerizing Co. Ltd.	6,300	62,357
Nippon Kayaku Co. Ltd.	10,800	100,047
Nippon Shokubai Co. Ltd.	1,800	90,551
Nippon Soda Co. Ltd.	1,800	54,676
NOF Corp.	5,400	277,747
Okamoto Industries Inc.	900	33,318
Osaka Organic Chemical Industry Ltd.	900	33,166
Osaka Soda Co. Ltd.	900	20,135
Sakata INX Corp.	3,600	33,284
Sanyo Chemical Industries Ltd.	900	45,452
Shikoku Chemicals Corp.	2,700	30,101
Shin-Etsu Polymer Co. Ltd.	3,600	34,558
Showa Denko KK	10,800	332,942
Sumitomo Bakelite Co. Ltd.	2,700	108,654
Sumitomo Seika Chemicals Co. Ltd.	900	28,787
T. Hasegawa Co. Ltd.	2,700	51,616
Taiyo Holdings Co. Ltd.	1,800	81,768
Takasago International Corp.	900	22,033
Taki Chemical Co. Ltd.	400	19,799
Teijin Ltd.	14,400	230,585
Tenma Corp.	900	19,708
Toagosei Co. Ltd.	8,100	86,869
Tokai Carbon Co. Ltd.	15,300	223,452
Tokuyama Corp.	5,400	112,166
Tokyo Ohka Kogyo Co. Ltd.	2,700	165,841
Toyo Gosei Co. Ltd.	400	42,198
Toyo Ink SC Holdings Co. Ltd.	2,700	49,667
Toyobo Co. Ltd.	6,300	77,090
Security	Shares	Value

Chemicals (continued)
Ube Industries Ltd.	8,100	$169,158
Zeon Corp.	10,800	157,211
		4,776,211
Commercial Services & Supplies — 1.5%
Aeon Delight Co. Ltd.	1,800	54,012
Central Security Patrols Co. Ltd.	900	23,869
Daiseki Co. Ltd.	2,760	103,601
Duskin Co. Ltd.	2,700	62,530
Japan Elevator Service Holdings Co. Ltd.	4,500	93,705
Kokuyo Co. Ltd.	7,200	110,756
Matsuda Sangyo Co. Ltd.	960	19,495
Mitsubishi Pencil Co. Ltd.	2,700	35,239
Nippon Kanzai Co. Ltd.	900	19,222
Nippon Parking Development Co. Ltd.	14,400	19,873
Okamura Corp.	4,500	57,113
Park24 Co. Ltd.(a)	9,000	186,484
Pilot Corp.	1,800	55,813
Prestige International Inc.	7,200	44,809
Raksul Inc.(a)	1,800	76,596
Sato Holdings Corp.	1,800	41,824
Toppan Forms Co. Ltd.	3,600	35,888
		1,040,829
Construction & Engineering — 4.4%
Chiyoda Corp.(a)	12,600	44,508
Chudenko Corp.	2,700	57,143
COMSYS Holdings Corp.	9,000	252,369
Dai-Dan Co. Ltd.	900	21,780
Daiho Corp.	900	33,314
Fukuda Corp.	900	41,017
Hazama Ando Corp.	14,400	106,933
Hibiya Engineering Ltd.	900	14,848
JDC Corp.	3,600	18,454
JGC Holdings Corp.	18,000	169,800
JTOWER Inc.(a)	900	50,525
Kandenko Co. Ltd.	8,100	66,655
Kinden Corp.	9,900	165,294
Kumagai Gumi Co. Ltd.	2,700	72,919
Kyowa Exeo Corp.	8,100	197,776
Kyudenko Corp.	3,600	110,466
Maeda Corp.	10,800	93,563
Maeda Road Construction Co. Ltd.	2,700	52,747
Meisei Industrial Co. Ltd.	2,700	18,171
Mirait Holdings Corp.	7,200	126,122
Nichireki Co. Ltd.	1,800	21,812
Nippo Corp.	4,500	115,828
Nippon Densetsu Kogyo Co. Ltd.	2,700	43,849
Nippon Koei Co. Ltd.	900	25,770
Nippon Road Co. Ltd. (The).	900	61,593
Nishimatsu Construction Co. Ltd.	3,600	109,777
Okumura Corp.	2,700	70,160
Penta-Ocean Construction Co. Ltd.	21,600	151,518
Raito Kogyo Co. Ltd.	3,600	59,402
Raiznext Corp.	1,800	18,948
Sanki Engineering Co. Ltd.	3,600	45,249
Shinnihon Corp.	1,800	13,941
SHO-BOND Holdings Co. Ltd.	3,600	149,533
Sumitomo Densetsu Co. Ltd.	900	18,639
Sumitomo Mitsui Construction Co. Ltd.	11,700	49,702
Taihei Dengyo Kaisha Ltd.	900	21,711

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Taikisha Ltd.	1,800	$51,454
Takamatsu Construction Group Co. Ltd.	900	16,737
Toa Corp./Tokyo.	900	20,073
Toda Corp.	18,000	126,745
Toenec Corp.	900	30,193
Tokyu Construction Co. Ltd.	6,340	40,402
Totetsu Kogyo Co. Ltd.	1,800	38,484
Toyo Construction Co. Ltd.	5,400	27,454
Yokogawa Bridge Holdings Corp.	2,700	49,039
Yurtec Corp.	2,700	18,022
		3,110,439
Construction Materials — 0.5%
Maeda Kosen Co. Ltd.	1,800	55,970
Mitani Sekisan Co. Ltd.	900	32,481
Sumitomo Osaka Cement Co. Ltd.	2,700	74,171
Taiheiyo Cement Corp.	9,000	205,547
		368,169
Consumer Finance — 0.6%
AEON Financial Service Co. Ltd.	9,000	103,763
Aiful Corp.	25,200	82,585
Credit Saison Co. Ltd.	12,600	153,715
Jaccs Co. Ltd.	1,800	40,927
Orient Corp.	42,300	58,694
		439,684
Containers & Packaging — 0.7%
FP Corp.	4,000	153,117
Fuji Seal International Inc.	3,600	77,391
Pack Corp. (The)	900	22,434
Rengo Co. Ltd.	14,400	119,938
Toyo Seikan Group Holdings Ltd.	11,700	158,856
		531,736
Distributors — 0.3%
Arata Corp.	900	34,545
Doshisha Co. Ltd.	1,800	27,179
Paltac Corp.	2,700	141,773
		203,497
Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	5,400	123,371
Litalico Inc.	900	43,756
Riso Kyoiku Co. Ltd.	9,000	25,146
		192,273
Diversified Financial Services — 0.7%
eGuarantee Inc.	2,700	52,199
Financial Products Group Co. Ltd.	5,400	35,683
Fuyo General Lease Co. Ltd.	900	59,271
Japan Investment Adviser Co. Ltd.	900	11,765
Japan Securities Finance Co. Ltd.	7,200	58,340
Mizuho Leasing Co. Ltd.	1,800	56,515
Ricoh Leasing Co. Ltd.	900	27,654
Zenkoku Hosho Co. Ltd.	4,500	183,956
		485,383
Diversified Telecommunication Services — 0.3%
ARTERIA Networks Corp.	1,800	25,942
Internet Initiative Japan Inc.	4,500	123,387
Usen-Next Holdings Co. Ltd.	900	17,245
V-Cube Inc.	1,800	39,452
Vision Inc./Tokyo Japan(a)	2,700	24,546
		230,572
Security	Shares	Value

Electric Utilities — 1.1%
Chugoku Electric Power Co. Inc. (The)	23,400	$226,267
Hokkaido Electric Power Co. Inc.	14,400	65,361
Hokuriku Electric Power Co.	13,500	76,524
Kyushu Electric Power Co. Inc.	32,400	260,354
Okinawa Electric Power Co. Inc. (The)	3,692	47,012
Shikoku Electric Power Co. Inc.	12,600	84,178
		759,696
Electrical Equipment — 1.4%
Daihen Corp.	1,800	81,141
Denyo Co. Ltd.	900	16,568
Fujikura Ltd.(a)	18,900	80,092
Furukawa Electric Co. Ltd.	5,400	142,805
GS Yuasa Corp.	5,400	151,242
Idec Corp./Japan.	2,700	50,026
Mabuchi Motor Co. Ltd.	3,600	140,684
Nippon Carbon Co. Ltd.	900	35,126
Nissin Electric Co. Ltd.	3,600	42,120
Nitto Kogyo Corp.	1,800	28,985
Sanyo Denki Co. Ltd.	900	62,258
Sinfonia Technology Co. Ltd.	1,800	20,863
Tatsuta Electric Wire and Cable Co. Ltd.	2,700	13,983
Toyo Tanso Co. Ltd.	900	19,951
Ushio Inc.	7,200	103,000
		988,844
Electronic Equipment, Instruments & Components — 4.2%
Ai Holdings Corp.	2,700	52,974
Alps Alpine Co. Ltd.	17,100	182,141
Amano Corp.	4,500	116,962
Anritsu Corp.	10,800	205,086
Canon Electronics Inc.	1,800	27,804
Canon Marketing Japan Inc.	3,600	83,419
Citizen Watch Co. Ltd.	21,600	84,150
CONEXIO Corp.	900	11,994
Daiwabo Holdings Co. Ltd.	7,200	111,639
Dexerials Corp.	4,500	91,131
Elematec Corp.	1,800	20,054
Enplas Corp.	900	33,558
Espec Corp.	1,800	32,904
Hioki E.E. Corp.	900	41,794
Horiba Ltd.	2,900	184,984
Hosiden Corp.	4,500	41,238
Iriso Electronics Co. Ltd.	1,800	75,487
Japan Aviation Electronics Industry Ltd.	3,600	62,907
Japan Display Inc.(a)	43,200	15,726
Kaga Electronics Co. Ltd.	900	24,134
Koa Corp.	1,800	26,223
Macnica Fuji Electronics Holdings Inc.	3,600	79,110
Maruwa Co. Ltd./Aichi	900	87,899
Meiko Electronics Co. Ltd.	1,800	48,634
Nichicon Corp.	3,600	37,569
Nippon Ceramic Co. Ltd.	1,800	45,846
Nippon Electric Glass Co. Ltd.	6,300	149,825
Nippon Signal Co. Ltd.	3,600	30,699
Nissha Co. Ltd.	2,700	37,358
Nohmi Bosai Ltd.	1,800	33,525
Oki Electric Industry Co. Ltd.	7,200	63,884
Optex Group Co. Ltd.	2,700	47,173
Restar Holdings Corp.	900	14,879
Riken Keiki Co. Ltd.	900	22,499

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Ryosan Co. Ltd.	1,800	$33,066
Ryoyo Electro Corp.	900	21,831
Sanshin Electronics Co. Ltd.	900	17,481
Siix Corp.	2,700	38,225
Taiyo Yuden Co. Ltd.	9,900	472,182
Tamura Corp.	5,400	27,315
Topcon Corp.	8,100	125,808
V Technology Co. Ltd.	900	42,912
Yokowo Co. Ltd.	900	18,787
		3,022,816
Energy Equipment & Services — 0.0%
Modec Inc.	1,800	34,639
Entertainment — 1.1%
Akatsuki Inc.	900	28,714
Amuse Inc.	900	17,812
Avex Inc.	2,700	36,920
COLOPL Inc.	4,500	32,464
Daiichikosho Co. Ltd.	2,700	104,690
DeNA Co. Ltd.	7,200	143,445
GungHo Online Entertainment Inc.	3,600	66,872
Marvelous Inc.	2,700	19,870
Shochiku Co. Ltd.(a)	900	103,991
Toei Animation Co. Ltd.	900	100,635
Toei Co. Ltd.	500	102,886
		758,299
Equity Real Estate Investment Trusts (REITs) — 8.9%
Activia Properties Inc.	54	244,780
Advance Residence Investment Corp.	108	345,803
AEON REIT Investment Corp.	117	163,986
Comforia Residential REIT Inc.	54	166,568
CRE Logistics REIT Inc.	36	58,512
Daiwa Office Investment Corp.	27	191,106
Daiwa Securities Living Investments Corp.	144	146,804
Frontier Real Estate Investment Corp.	36	164,925
Fukuoka REIT Corp.	54	87,454
Global One Real Estate Investment Corp.	81	90,746
Hankyu Hanshin REIT Inc.	54	75,921
Heiwa Real Estate REIT Inc.	72	106,692
Hoshino Resorts REIT Inc.	18	105,684
Hulic Reit Inc.	99	157,517
Ichigo Office REIT Investment Corp.	99	87,007
Industrial & Infrastructure Fund Investment Corp.	153	272,407
Invesco Office J-Reit Inc.	723	148,089
Invincible Investment Corp.	495	200,535
Itochu Advance Logistics Investment Corp.	45	58,044
Japan Excellent Inc.	99	141,478
Japan Hotel REIT Investment Corp.	360	219,314
Japan Logistics Fund Inc.	63	177,177
Japan Prime Realty Investment Corp.	63	246,549
Kenedix Office Investment Corp.	36	265,818
Kenedix Residential Next Investment Corp.	81	165,992
Kenedix Retail REIT Corp.	45	116,102
LaSalle Logiport REIT	135	219,361
Mirai Corp.	135	61,104
Mitsubishi Estate Logistics REIT Investment Corp.	29	120,687
Mitsui Fudosan Logistics Park Inc.	46	235,240
Mori Hills REIT Investment Corp.	126	180,880
Mori Trust Hotel Reit Inc.	27	32,979
Mori Trust Sogo REIT Inc.	81	114,723
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Nippon Accommodations Fund Inc.	36	$207,717
Nippon REIT Investment Corp.	36	145,903
NTT UD REIT Investment Corp.	99	144,489
One REIT Inc.	18	50,430
Samty Residential Investment Corp.	18	19,734
Sekisui House Reit Inc.	333	274,362
SOSiLA Logistics REIT Inc.	45	59,431
Star Asia Investment Corp.	117	62,449
Starts Proceed Investment Corp.	18	37,033
Takara Leben Real Estate Investment Corp.	36	39,108
Tokyu REIT Inc.	72	126,654
		6,337,294
Food & Staples Retailing — 2.9%
Aeon Hokkaido Corp.	1,800	16,702
Ain Holdings Inc.	2,200	134,275
Arcs Co. Ltd.	3,600	78,065
Axial Retailing Inc.	900	31,878
Belc Co. Ltd.	900	45,090
Cawachi Ltd.	900	18,165
cocokara fine Inc.	1,800	129,586
Create SD Holdings Co. Ltd.	1,800	52,640
Daikokutenbussan Co. Ltd.	700	48,263
Fuji Co. Ltd./Ehime	1,800	33,309
G-7 Holdings Inc.	900	24,295
Genky DrugStores Co. Ltd.	900	27,219
Halows Co. Ltd.	900	22,604
Heiwado Co. Ltd.	2,700	57,084
Inageya Co. Ltd.	1,800	24,154
JM Holdings Co. Ltd.	900	16,879
Kato Sangyo Co. Ltd.	1,800	53,727
Kusuri no Aoki Holdings Co. Ltd.	1,400	97,875
Life Corp.	900	27,493
Matsumotokiyoshi Holdings Co. Ltd.	6,300	270,197
Maxvalu Tokai Co. Ltd.	900	20,003
Mitsubishi Shokuhin Co. Ltd.	900	23,480
Nihon Chouzai Co. Ltd.	900	13,094
Okuwa Co. Ltd.	1,800	18,088
Qol Holdings Co. Ltd.	1,800	24,238
Retail Partners Co. Ltd.	1,800	18,571
San-A Co. Ltd.	900	34,692
Shoei Foods Corp.	900	32,431
Sugi Holdings Co. Ltd.	3,000	235,197
Sundrug Co. Ltd.	5,400	180,260
United Super Markets Holdings Inc.	4,500	44,101
Valor Holdings Co. Ltd.	2,700	54,444
YAKUODO Holdings Co. Ltd.	900	19,467
Yaoko Co. Ltd.	1,800	102,614
Yokohama Reito Co. Ltd.	3,600	28,571
		2,058,751
Food Products — 3.7%
Ariake Japan Co. Ltd.	1,800	104,351
Calbee Inc.	7,200	165,258
Chubu Shiryo Co. Ltd.	1,800	19,353
DyDo Group Holdings Inc.	900	40,385
Ezaki Glico Co. Ltd.	3,600	136,675
Fuji Oil Holdings Inc.	3,600	90,141
Fujicco Co. Ltd.	1,800	31,242
Fujiya Co. Ltd.	900	17,202
Hokuto Corp.	1,800	31,622

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
House Foods Group Inc.	4,500	$130,680
Itoham Yonekyu Holdings Inc.	11,700	75,318
J-Oil Mills Inc.	1,800	30,515
Kagome Co. Ltd.	6,300	166,235
Kameda Seika Co. Ltd.	900	36,407
Kewpie Corp.	8,100	184,318
KEY Coffee Inc.	900	16,970
Kotobuki Spirits Co. Ltd.	1,800	113,240
Marudai Food Co. Ltd.	900	13,683
Maruha Nichiro Corp.	3,600	78,245
Megmilk Snow Brand Co. Ltd.	3,600	68,792
Mitsui DM Sugar Holdings Co. Ltd.	900	14,864
Morinaga & Co. Ltd./Japan	2,700	82,900
Morinaga Milk Industry Co. Ltd.	2,700	138,901
Nagatanien Holdings Co. Ltd.	900	17,815
Nichirei Corp.	9,000	230,033
Nippn Corp., New	3,600	50,839
Nippon Suisan Kaisha Ltd.	23,400	107,619
Nisshin Oillio Group Ltd. (The)	1,800	49,061
Prima Meat Packers Ltd.	1,800	49,086
Riken Vitamin Co. Ltd.	1,800	23,558
S Foods Inc.	1,800	52,502
Sakata Seed Corp.	1,800	60,725
Showa Sangyo Co. Ltd.	900	24,357
Starzen Co. Ltd.	900	17,132
Yamazaki Baking Co. Ltd.	9,900	147,530
Yukiguni Maitake Co. Ltd.	1,800	28,178
		2,645,732
Gas Utilities — 0.3%
Nippon Gas Co. Ltd.	9,100	139,695
Saibu Gas Holdings Co. Ltd.	1,800	40,039
Shizuoka Gas Co. Ltd.	3,600	34,169
		213,903
Health Care Equipment & Supplies — 1.7%
CYBERDYNE Inc.(a)	9,000	43,975
Eiken Chemical Co. Ltd.	2,700	52,549
Hogy Medical Co. Ltd.	1,800	53,882
Japan Lifeline Co. Ltd.	4,500	56,546
Jeol Ltd.	2,700	137,506
Mani Inc.	6,300	137,574
Menicon Co. Ltd.	2,700	167,611
Nagaileben Co. Ltd.	1,800	42,054
Nakanishi Inc.	5,400	112,907
Nihon Kohden Corp.	6,300	177,443
Nipro Corp.	10,800	130,456
Paramount Bed Holdings Co. Ltd.	2,700	49,164
Taiko Pharmaceutical Co. Ltd.	1,800	17,221
		1,178,888
Health Care Providers & Services — 1.5%
Alfresa Holdings Corp.	15,300	234,689
As One Corp.	1,100	124,698
BML Inc.	1,800	60,958
Elan Corp.	2,700	34,165
H.U. Group Holdings Inc.	4,500	120,368
Japan Medical Dynamic Marketing Inc.	900	16,435
Ship Healthcare Holdings Inc.	6,300	148,067
Solasto Corp.	4,500	53,233
Suzuken Co. Ltd.	5,400	169,540
Toho Holdings Co. Ltd.	4,500	69,896
Security	Shares	Value

Health Care Providers & Services (continued)
Tokai Corp./Gifu	1,800	$39,289
		1,071,338
Health Care Technology — 0.4%
EM Systems Co. Ltd.	2,700	20,305
JMDC Inc.(a)	2,000	89,599
Medical Data Vision Co. Ltd.	1,800	33,074
Medley Inc.(a)	1,800	73,947
MedPeer Inc.(a)	900	38,400
		255,325
Hotels, Restaurants & Leisure — 3.3%
Arcland Service Holdings Co. Ltd.	900	18,584
Atom Corp.	9,000	62,420
Colowide Co. Ltd.	4,500	78,048
Create Restaurants Holdings Inc.(a)	7,200	52,426
Curves Holdings Co. Ltd.	4,500	34,898
Doutor Nichires Holdings Co. Ltd.	2,700	39,999
Food & Life Companies Ltd.	9,000	401,731
Fuji Kyuko Co. Ltd.	1,800	83,487
Fujio Food Group Inc.	900	10,771
Hiday Hidaka Corp.	1,884	29,538
HIS Co. Ltd.(a)	2,700	61,745
Ichibanya Co. Ltd.	900	38,528
Kappa Create Co. Ltd.(a)	1,800	23,759
KFC Holdings Japan Ltd.	900	22,798
Kisoji Co. Ltd.	1,800	37,900
KOMEDA Holdings Co. Ltd.	3,600	65,972
Koshidaka Holdings Co. Ltd.	3,600	20,811
Kura Sushi Inc.	1,800	63,277
Kyoritsu Maintenance Co. Ltd.	2,780	92,463
Matsuyafoods Holdings Co. Ltd.	900	28,226
Monogatari Corp. (The)	900	53,969
MOS Food Services Inc.	1,800	50,175
Ohsho Food Service Corp.	900	45,370
Plenus Co. Ltd.	1,800	31,631
Resorttrust Inc.	6,300	98,740
Ringer Hut Co. Ltd.(a)	1,800	36,362
Rock Field Co. Ltd.	900	12,835
Round One Corp.	4,500	61,086
Royal Holdings Co. Ltd.(a)	1,800	33,269
Saizeriya Co. Ltd.	2,700	59,447
Skylark Holdings Co. Ltd.(a)	16,200	226,870
Tokyotokeiba Co. Ltd.	900	43,930
Toridoll Holdings Corp.	3,600	55,570
Tosho Co. Ltd.	900	14,713
Yoshinoya Holdings Co. Ltd.(a)	5,400	98,474
Zensho Holdings Co. Ltd.	7,200	178,360
		2,368,182
Household Durables — 2.0%
Chofu Seisakusho Co. Ltd.	1,800	33,091
ES-Con Japan Ltd.	2,700	18,754
Fujitsu General Ltd.	4,500	109,937
Haseko Corp.	20,700	288,392
LEC Inc.	1,800	18,018
Nikon Corp.	24,300	246,876
Open House Co. Ltd.	6,300	291,265
Pressance Corp.	1,200	18,167
Sangetsu Corp.	3,600	49,800
Sumitomo Forestry Co. Ltd.	10,800	216,652
Tama Home Co. Ltd.	900	17,186

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Tamron Co. Ltd.	900	$19,933
Token Corp.	900	77,993
Zojirushi Corp.	2,700	40,873
		1,446,937
Household Products — 0.1%
Earth Corp.	900	51,517
S.T. Corp.	900	14,118
		65,635
Independent Power and Renewable Electricity Producers — 0.5%
Electric Power Development Co. Ltd.	11,700	164,956
eRex Co. Ltd.	1,800	30,050
RENOVA Inc.(a)	2,700	89,048
West Holdings Corp.	2,280	73,392
		357,446
Industrial Conglomerates — 0.7%
Katakura Industries Co. Ltd.	1,800	24,971
Keihan Holdings Co. Ltd.	8,100	254,699
Mie Kotsu Group Holdings Inc.	3,600	15,569
Nisshinbo Holdings Inc.	11,700	95,697
Noritsu Koki Co. Ltd.	1,800	37,227
TOKAI Holdings Corp.	8,100	64,722
		492,885
Insurance — 0.1%
Anicom Holdings Inc.	6,300	55,037
Lifenet Insurance Co.(a)	2,700	30,073
		85,110
Interactive Media & Services — 0.6%
Bengo4.com Inc.(a)	900	73,436
Dip Corp.	2,700	79,028
GA Technologies Co. Ltd./Japan(a)	900	14,731
giftee Inc.(a)	900	27,874
Gree Inc.	9,000	46,197
Kamakura Shinsho Ltd.	1,800	19,923
Lifull Co. Ltd.	6,300	20,969
Mixi Inc.	3,600	86,851
MTI Ltd.	1,800	11,459
ZIGExN Co. Ltd.	4,500	16,263
		396,731
Internet & Direct Marketing Retail — 0.4%
ASKUL Corp.	2,700	43,831
Belluna Co. Ltd.	3,600	35,516
Demae-Can Co. Ltd.(a)	2,700	44,561
Enigmo Inc.	1,800	21,629
Media Do Co. Ltd.	900	45,684
Oisix ra daichi Inc.(a)	1,800	50,703
Open Door Inc.(a)	900	21,477
		263,401
IT Services — 2.9%
Argo Graphics Inc.	900	24,485
BASE Inc.(a)	5,800	90,834
Bell System24 Holdings Inc.	2,700	39,992
Change Inc.(a)	2,700	72,368
Comture Corp.	1,800	37,321
Digital Garage Inc.	2,700	109,786
DTS Corp.	2,700	62,302
Future Corp.	1,800	33,111
GMO GlobalSign Holdings KK	400	18,403
GMO internet Inc.	5,400	144,973
Security	Shares	Value

IT Services (continued)
Hennge KK(a)	500	$22,801
Infocom Corp.	1,800	41,453
Infomart Corp.	16,200	135,232
Information Services International-Dentsu Ltd.	1,800	62,534
JIG-SAW Inc.(a)	600	46,183
Kanematsu Electronics Ltd.	900	29,326
Mitsubishi Research Institute Inc.	900	31,902
NEC Networks & System Integration Corp.	5,400	85,899
NET One Systems Co. Ltd.	7,300	220,569
Nihon Unisys Ltd.	5,400	155,312
NS Solutions Corp.	2,700	78,183
NSD Co. Ltd.	5,400	86,977
Oro Co. Ltd.	900	29,111
Relia Inc.	2,700	29,616
SB Technology Corp.	900	24,762
SHIFT Inc.(a)	900	126,038
TechMatrix Corp.	2,700	42,518
TKC Corp.	2,700	83,338
Transcosmos Inc.	1,800	48,836
Uchida Yoko Co. Ltd.	900	38,718
Zuken Inc.	900	25,739
		2,078,622
Leisure Products — 0.8%
Heiwa Corp.	4,516	74,688
Mizuno Corp.	1,800	36,657
Roland Corp.	900	52,185
Sankyo Co. Ltd.	3,600	87,307
Sega Sammy Holdings Inc.	14,400	182,187
Snow Peak Inc.	900	28,735
Tomy Co. Ltd.	7,200	62,233
Universal Entertainment Corp.(a)	1,800	38,536
Yonex Co. Ltd.	4,500	25,078
		587,606
Life Sciences Tools & Services — 0.0%
EPS Holdings Inc.	1,800	29,346

Machinery — 6.3%
Aichi Corp.	1,800	14,238
Aida Engineering Ltd.	3,600	28,399
Amada Co. Ltd.	27,900	294,315
Anest Iwata Corp.	2,700	24,717
CKD Corp.	4,500	106,164
Daiwa Industries Ltd.	2,700	25,845
DMG Mori Co. Ltd.	9,000	153,912
Ebara Corp.	8,100	396,611
Fuji Corp./Aichi	5,400	133,067
Fujitec Co. Ltd.	5,400	117,874
Fukushima Galilei Co. Ltd.	900	34,479
Furukawa Co. Ltd.	2,700	30,818
Giken Ltd.	1,800	73,074
Glory Ltd.	3,600	73,391
Hirata Corp.	900	52,790
Hitachi Zosen Corp.	13,500	87,799
Hosokawa Micron Corp.	500	27,360
IHI Corp.(a)	10,800	259,360
Japan Steel Works Ltd. (The)	4,500	115,785
Kawasaki Heavy Industries Ltd.(a)	11,700	278,905
Kitz Corp.	4,500	30,942
Komori Corp.	3,600	25,912
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,700	42,383

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Makino Milling Machine Co. Ltd.	1,800	$70,772
Max Co. Ltd.	1,800	27,417
Meidensha Corp.	2,700	55,123
METAWATER Co. Ltd.	1,800	32,979
Mitsubishi Logisnext Co. Ltd.	1,800	16,664
Mitsuboshi Belting Ltd.	1,800	28,648
Morita Holdings Corp.	2,700	37,690
Nachi-Fujikoshi Corp.	900	33,957
Nikkiso Co. Ltd.	3,600	39,074
Nissei ASB Machine Co. Ltd.	900	43,175
Nitta Corp.	1,800	42,178
Nitto Kohki Co. Ltd.	900	15,292
Nittoku Co. Ltd.	900	29,376
Noritake Co. Ltd./Nagoya Japan	900	34,188
NTN Corp.(a)	32,400	89,933
Obara Group Inc.	900	31,120
Oiles Corp.	1,896	26,601
OKUMA Corp.	1,800	92,271
Organo Corp.	900	52,242
OSG Corp.	6,300	99,896
Ryobi Ltd.(a)	1,800	25,864
Shibaura Machine Co. Ltd.	1,800	40,868
Shibuya Corp.	900	26,917
Shima Seiki Manufacturing Ltd.	1,800	34,595
Shinmaywa Industries Ltd.	4,500	39,727
Sodick Co. Ltd.	2,700	27,486
Star Micronics Co. Ltd.	2,700	44,206
Sumitomo Heavy Industries Ltd.	9,000	275,759
Tadano Ltd.	8,100	77,540
Takeuchi Manufacturing Co. Ltd.	2,700	70,857
Takuma Co. Ltd.	5,400	91,004
Teikoku Sen-I Co. Ltd.	1,800	33,121
Tocalo Co. Ltd.	4,500	57,206
Tsubaki Nakashima Co. Ltd.	3,600	57,377
Tsubakimoto Chain Co.	1,800	50,193
Tsugami Corp.	3,600	54,568
Tsukishima Kikai Co. Ltd.	1,800	18,930
Tsurumi Manufacturing Co. Ltd.	1,800	28,248
Union Tool Co.	900	30,440
YAMABIKO Corp.	2,700	29,835
Yamashin-Filter Corp.	2,700	19,646
		4,461,123
Marine — 0.7%
Iino Kaiun Kaisha Ltd.	6,300	24,857
Kawasaki Kisen Kaisha Ltd.(a)	3,600	96,201
Mitsui OSK Lines Ltd.	9,000	357,639
NS United Kaiun Kaisha Ltd.	900	17,240
		495,937
Media — 0.8%
Digital Holdings Inc.	900	18,763
Direct Marketing MiX Inc.	900	29,635
Fuji Media Holdings Inc.	3,600	40,401
Gakken Holdings Co. Ltd.	1,800	21,768
Kadokawa Corp.	3,608	142,554
Nippon Television Holdings Inc.	4,500	53,283
Proto Corp.	1,800	19,007
RPA Holdings Inc.(a)	1,800	11,997
Septeni Holdings Co. Ltd.	5,400	22,254
SKY Perfect JSAT Holdings Inc.	10,800	42,451
Security	Shares	Value

Media (continued)
TBS Holdings Inc.	2,700	$44,932
TV Asahi Holdings Corp.	1,800	30,605
ValueCommerce Co. Ltd.	900	24,524
Vector Inc.	1,800	14,848
Wowow Inc.	900	19,023
Zenrin Co. Ltd.	2,700	28,526
		564,571
Metals & Mining — 2.0%
Aichi Steel Corp.	900	25,206
Asahi Holdings Inc.	6,300	136,633
Daido Steel Co. Ltd.	1,800	87,924
Dowa Holdings Co. Ltd.	3,600	147,915
Kobe Steel Ltd.	25,200	169,383
Kyoei Steel Ltd.	1,800	23,138
Maruichi Steel Tube Ltd.	4,500	112,925
Mitsubishi Materials Corp.	9,000	189,044
Mitsui Mining & Smelting Co. Ltd.	4,500	131,771
Nippon Light Metal Holdings Co. Ltd.	4,900	83,068
Osaka Steel Co. Ltd.	900	9,234
Sanyo Special Steel Co. Ltd.(a)	1,800	26,258
Toho Titanium Co. Ltd.	2,700	23,193
Tokyo Steel Manufacturing Co. Ltd.	7,200	72,897
UACJ Corp.(a)	2,714	57,304
Yamato Kogyo Co. Ltd.	3,600	116,976
Yodogawa Steel Works Ltd.	1,800	37,796
		1,450,665
Multiline Retail — 1.6%
H2O Retailing Corp.	7,235	57,500
Isetan Mitsukoshi Holdings Ltd.	27,900	198,306
Izumi Co. Ltd.	2,700	100,224
J Front Retailing Co. Ltd.	19,800	193,032
Kintetsu Department Store Co. Ltd.(a)	900	25,227
Marui Group Co. Ltd.	15,300	289,325
Matsuya Co. Ltd.(a)	1,800	14,987
Seria Co. Ltd.	3,600	130,290
Takashimaya Co. Ltd.	11,700	131,880
		1,140,771
Oil, Gas & Consumable Fuels — 0.7%
Cosmo Energy Holdings Co. Ltd.	4,500	92,994
Itochu Enex Co. Ltd.	4,500	41,101
Iwatani Corp.	4,000	234,601
Japan Petroleum Exploration Co. Ltd.	2,700	48,331
Mitsuuroko Group Holdings Co. Ltd.	2,700	29,813
San-Ai Oil Co. Ltd.	4,500	48,155
		494,995
Paper & Forest Products — 0.4%
Daiken Corp.	900	15,896
Daio Paper Corp.	7,200	110,161
Hokuetsu Corp.	9,900	52,974
Nippon Paper Industries Co. Ltd.	8,100	94,889
Tokushu Tokai Paper Co. Ltd.	900	35,391
		309,311
Personal Products — 1.1%
Euglena Co. Ltd.(a)	8,100	60,553
Fancl Corp.	6,300	197,248
Kitanotatsujin Corp.	5,400	23,364
Mandom Corp.	2,700	47,001
Milbon Co. Ltd.	1,800	101,840
Noevir Holdings Co. Ltd.	900	41,284

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Premier Anti-Aging Co. Ltd.(a)	400	$61,017
Rohto Pharmaceutical Co. Ltd.	8,100	198,293
Shinnihonseiyaku Co. Ltd.	900	16,848
YA-MAN Ltd.	2,700	36,531
		783,979
Pharmaceuticals — 1.4%
Daito Pharmaceutical Co. Ltd.	900	26,837
JCR Pharmaceuticals Co. Ltd.	4,900	148,165
Kaken Pharmaceutical Co. Ltd.	2,700	111,023
Kissei Pharmaceutical Co. Ltd.	1,800	34,553
KYORIN Holdings Inc.	3,600	55,863
Mochida Pharmaceutical Co. Ltd.	1,800	58,285
Nichi-Iko Pharmaceutical Co. Ltd.	4,550	36,100
Sawai Group Holdings Co. Ltd.	3,600	156,268
Seikagaku Corp.	2,700	28,237
Sosei Group Corp.(a)	6,300	89,202
Torii Pharmaceutical Co. Ltd.	900	19,903
Towa Pharmaceutical Co. Ltd.	1,800	38,656
Tsumura & Co.	4,500	140,864
Zeria Pharmaceutical Co. Ltd.	1,800	34,183
		978,139
Professional Services — 2.6%
Altech Corp.	980	17,355
BayCurrent Consulting Inc.	1,100	332,757
Benefit One Inc.	6,300	177,798
BeNext-Yumeshin Group Co.	4,916	57,184
en-japan Inc.	2,700	93,774
Fullcast Holdings Co. Ltd.	1,800	33,589
Funai Soken Holdings Inc.	2,700	56,833
Grace Technology Inc.	1,800	31,825
Insource Co. Ltd.	1,800	35,060
IR Japan Holdings Ltd.	700	87,585
JAC Recruitment Co. Ltd.	900	14,597
Link And Motivation Inc.	2,700	13,521
Makuake Inc.(a)	400	22,026
Meitec Corp.	1,800	99,750
Nomura Co. Ltd.	6,300	50,615
Outsourcing Inc.	9,000	164,407
Pasona Group Inc.	1,800	30,958
SMS Co. Ltd.	5,400	143,232
S-Pool Inc.	5,400	41,932
TechnoPro Holdings Inc.	3,200	227,661
UT Group Co. Ltd.	1,800	48,353
WDB Holdings Co. Ltd.	900	20,812
World Holdings Co. Ltd.	900	21,211
		1,822,835
Real Estate Management & Development — 2.1%
Aeon Mall Co. Ltd.	8,100	130,631
Daibiru Corp.	3,600	40,766
Goldcrest Co. Ltd.	900	14,184
Heiwa Real Estate Co. Ltd.	2,700	101,310
Ichigo Inc.	20,700	65,525
Katitas Co. Ltd.	4,500	124,693
Keihanshin Building Co. Ltd.	2,700	33,269
Leopalace21 Corp.(a)	16,200	19,848
Relo Group Inc.	9,000	181,555
SAMTY Co. Ltd.	1,800	31,520
SRE Holdings Corp.(a)	900	45,351
Starts Corp. Inc.	2,700	66,955
Security	Shares	Value

Real Estate Management & Development (continued)
Sun Frontier Fudousan Co. Ltd.	1,800	$15,050
Takara Leben Co. Ltd.	7,200	22,400
TKP Corp.(a)	900	20,738
TOC Co. Ltd.	2,700	17,269
Tokyo Tatemono Co. Ltd.	15,300	225,401
Tokyu Fudosan Holdings Corp.	49,500	291,301
Tosei Corp.	1,800	16,986
		1,464,752
Road & Rail — 3.2%
Fukuyama Transporting Co. Ltd.	2,700	99,359
Hamakyorex Co. Ltd.	900	24,753
Hitachi Transport System Ltd.	2,700	85,515
Keikyu Corp.	18,000	230,682
Kyushu Railway Co.	10,800	244,764
Maruzen Showa Unyu Co. Ltd.	900	28,788
Nagoya Railroad Co. Ltd.(a)	15,300	291,845
Nankai Electric Railway Co. Ltd.	8,100	172,279
Nikkon Holdings Co. Ltd.	4,500	95,120
Nishi-Nippon Railroad Co. Ltd.	4,500	111,241
Sakai Moving Service Co. Ltd.	900	45,592
Sankyu Inc.	4,500	193,841
Seibu Holdings Inc.(a)	18,000	206,595
Seino Holdings Co. Ltd.	9,900	138,341
Senko Group Holdings Co. Ltd.	9,000	82,316
Sotetsu Holdings Inc.	6,300	121,495
Tonami Holdings Co. Ltd.	900	40,630
Trancom Co. Ltd.	900	68,728
		2,281,884
Semiconductors & Semiconductor Equipment — 1.9%
Ferrotec Holdings Corp.	2,700	64,900
Japan Material Co. Ltd.	4,500	51,341
Megachips Corp.	900	26,768
Micronics Japan Co. Ltd.	1,800	25,236
Mimasu Semiconductor Industry Co. Ltd.	900	20,902
Mitsui High-Tec Inc.	1,800	67,198
Optorun Co. Ltd.	1,800	44,241
Rorze Corp.	900	80,629
RS Technologies Co. Ltd.	900	43,452
Sanken Electric Co. Ltd.(a)	1,800	87,083
SCREEN Holdings Co. Ltd.	3,408	320,959
Shinko Electric Industries Co. Ltd.	5,400	174,300
Tokyo Seimitsu Co. Ltd.	2,700	132,988
Tri Chemical Laboratories Inc.	2,200	68,413
Ulvac Inc.	3,600	167,907
		1,376,317
Software — 1.9%
AI inside Inc.(a)	100	15,033
Alpha Systems Inc.	900	29,458
Broadleaf Co. Ltd.	7,200	34,251
Chatwork Co. Ltd.(a)	900	8,603
Computer Engineering & Consulting Ltd.	1,800	22,692
Cybozu Inc.	1,800	39,743
Digital Arts Inc.	900	65,678
Ebase Co. Ltd.	1,800	14,171
Freee KK(a)	2,700	202,025
Fuji Soft Inc.	1,800	89,546
Fukui Computer Holdings Inc.	900	35,274
Justsystems Corp.	2,700	144,377
Miroku Jyoho Service Co. Ltd.	1,800	26,124

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Money Forward Inc.(a)	2,700	$134,257
OBIC Business Consultants Co. Ltd.	1,800	97,735
Optim Corp.(a)	900	19,937
PKSHA Technology Inc.(a)	900	20,051
Plaid Inc.(a)	900	26,598
Rakus Co. Ltd.	6,300	115,558
Sansan Inc.(a)	1,600	119,888
Sourcenext Corp.	7,200	19,177
Systena Corp.	5,400	94,581
		1,374,757
Specialty Retail — 2.2%
Adastria Co. Ltd.	1,800	30,816
Alpen Co. Ltd.	900	21,979
AOKI Holdings Inc.	2,700	15,615
Arcland Sakamoto Co. Ltd.	1,800	23,951
Autobacs Seven Co. Ltd.	5,400	71,632
Bic Camera Inc.	8,100	79,531
DCM Holdings Co. Ltd.	9,900	91,770
EDION Corp.	6,300	61,956
Geo Holdings Corp.	2,700	27,112
IDOM Inc.	4,500	24,703
JINS Holdings Inc.	900	65,404
Joshin Denki Co. Ltd.	1,800	43,038
Joyful Honda Co. Ltd.	4,500	53,408
Keiyo Co. Ltd.	2,700	17,908
Kohnan Shoji Co. Ltd.	1,800	48,997
Kojima Co. Ltd.	2,700	19,617
Komeri Co. Ltd.	2,700	63,434
K’s Holdings Corp.	14,400	170,174
Nafco Co. Ltd.	900	15,801
Nextage Co. Ltd.	3,600	52,418
Nishimatsuya Chain Co. Ltd.	2,700	37,547
Nojima Corp.	2,700	73,688
PAL GROUP Holdings Co. Ltd.	1,800	26,012
Sanrio Co. Ltd.(a)	3,600	59,167
Shimamura Co. Ltd.	1,800	170,504
T-Gaia Corp.	1,800	30,488
United Arrows Ltd.(a)	1,800	30,240
VT Holdings Co. Ltd.	6,300	26,486
World Co. Ltd.(a)	1,800	22,532
Xebio Holdings Co. Ltd.	1,800	15,384
Yellow Hat Ltd.	2,700	47,335
		1,538,647
Technology Hardware, Storage & Peripherals — 0.8%
Eizo Corp.	900	38,409
Elecom Co. Ltd.	3,600	68,308
Konica Minolta Inc.	36,900	199,681
Maxell Holdings Ltd.(a)	3,600	40,508
MCJ Co. Ltd.	5,400	54,326
Riso Kagaku Corp.	1,800	28,267
Sun Corp.	900	30,277
Toshiba TEC Corp.	1,800	69,091
Wacom Co. Ltd.	11,700	70,669
		599,536
Textiles, Apparel & Luxury Goods — 1.1%
Asics Corp.	12,600	299,187
Descente Ltd.(a)	2,700	46,543
Fujibo Holdings Inc.	900	32,927
Goldwin Inc.	1,800	98,923
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Gunze Ltd.	900	$35,652
Japan Wool Textile Co. Ltd. (The)	3,600	30,865
Onward Holdings Co. Ltd.	8,100	21,881
Seiko Holdings Corp.	2,400	46,428
Seiren Co. Ltd.	3,600	66,318
Wacoal Holdings Corp.	3,600	81,599
Yondoshi Holdings Inc.	900	15,087
		775,410
Thrifts & Mortgage Finance — 0.0%
Aruhi Corp.	2,700	38,436

Trading Companies & Distributors — 1.6%
Advan Co. Ltd.	900	7,671
Daiichi Jitsugyo Co. Ltd.	900	34,990
Hanwa Co. Ltd.	2,700	75,553
Inaba Denki Sangyo Co. Ltd.	3,600	83,471
Inabata & Co. Ltd.	3,600	55,841
Japan Pulp & Paper Co. Ltd.	900	28,983
Kamei Corp.	1,800	18,847
Kanamoto Co. Ltd.	2,700	65,531
Kanematsu Corp.	6,300	83,595
Nagase & Co. Ltd.	8,100	117,943
Nichiden Corp.	900	16,271
Nippon Steel Trading Corp.	944	36,775
Nishio Rent All Co. Ltd.	1,800	52,694
Sojitz Corp.	97,200	297,643
Trusco Nakayama Corp.	3,600	90,023
Wakita & Co. Ltd.	2,700	27,268
Yamazen Corp.	4,500	39,353
Yuasa Trading Co. Ltd.	900	24,550
		1,157,002
Transportation Infrastructure — 0.8%
Japan Airport Terminal Co. Ltd.(a)	4,500	198,982
Kamigumi Co. Ltd.	8,100	159,435
Mitsubishi Logistics Corp.	4,500	134,689
Sumitomo Warehouse Co. Ltd. (The)	4,500	60,006
		553,112
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	900	40,944

Total Common Stocks — 99.1%
(Cost: $78,366,274)		70,581,296

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	30,000	30,000

Total Short-Term Investments — 0.0%
(Cost: $30,000)		30,000

Total Investments in Securities — 99.1%
(Cost: $78,396,274)		70,611,296

Other Assets, Less Liabilities — 0.9%		615,167

Net Assets—100.0%		$71,226,463

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$44,412	$—		$(44,384	)(b)	$(28)	$—	$—	—	$345	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(b)	—		—	—	30,000	30,000	12		—
						$(28)	$—	$30,000		$357		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index.	36	06/10/21	$632	$(5,212)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$74,033	$70,507,263	$—	$70,581,296
Money Market Funds	30,000	—	—	30,000
	$104,033	$70,507,263	$—	$70,611,296
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,212)	$—	$—	$(5,212)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.